Internal-Use Software - Schedule of Internal-Use Software (Details) - SayMedia, Inc [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Internal-use software	$ 8,900,743	$ 7,699,792	$ 5,867,534
Less: accumulated amortization	(7,277,301)	(6,213,883)	(5,074,087)
Internal-use Software, net	$ 1,623,442	$ 1,485,909	$ 793,447